COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Common Stock Subject To Possible Redemption Abstract
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
NOTE 6–COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed balance sheets.
The following is a reconciliation of the Company’s common stock subject to possible redemption as of June 30, 2024:

Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$69,000,000
Less: Proceeds allocated to public warrants and rights	(1,236,527)
Offering costs allocated to common stock subject to possible redemption	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	9,449,634

Balance, December 31, 2023	$36,426,253
Less: Redemption of common stock in connection with Trust extension	(17,045,763)
Plus: Accretion on common stock subject to possible redemption	668,600

Balance, June 30, 2024	$20,049,090

NOTE 6–COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.
The following is a reconciliation of the Company’s common stock subject to possible redemption as of December 31, 2023:

Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$69,000,000
Less: Proceeds allocated to public warrants and rights	(1,236,527)
Offering costs allocated to common stock subject to possible redemption	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	9,449,634

Balance, December 31, 2023	$36,426,253